Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2020 USD_per_Pound lb	Dec. 31, 2019 USD_per_Pound lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	132	65
US$/lb. | USD_per_Pound	3.52	2.80
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	142	239
US$/lb. | USD_per_Pound	1.24	1.04
Receivable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	42	74
US$/lb. | USD_per_Pound	0.90	0.87
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	112	79
US$/lb. | USD_per_Pound	1.24	1.04
Payable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	19	10
US$/lb. | USD_per_Pound	0.90	0.87